Related Parties Transactions - Summary of Related Parties (Detail)	12 Months Ended
Dec. 31, 2024
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Senao Networks, Inc. ("SNI") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
EnGenius Networks Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Subsidiary of the Company’s associate, SNI
EnRack Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Subsidiary of the Company’s associate, SNI
Emplus Technologies, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Subsidiary of the Company’s associate, SNI
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
PT. CHT Infinity Indonesia [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Subsidiary of the Company’s associate, CISG
Click Force Co., Ltd. ("CF") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Imedtac Co., Ltd. ("IME") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Baohwa Trust Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Porrima Inc. ('PORRIMA') [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Taiwania Hive Technology Fund L.P. ('TWTF') [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Chunghwa SEA Holdings ("CHT SEA") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Joint venture
Chunghwa Telecom Foundation [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over CHST
Tsann Kuen Enterprise Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
E-Life Mall Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
Engenius Technologies Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
Cheng Keng Investment Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
Cheng Feng Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
All Oriented Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
Hwa Shun Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
Yu Yu Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
Kangsin Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Substantial related party of SENAO
United Daily News Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over SCT
Advantech Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over IISI
Z-Com, Inc [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over CHST